Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contract With Customer1 [Abstract]
Opening balance	$ 764	$ 783
Incremental costs of obtaining a contract and contract fulfillment costs	635	535
Amortization included in operating costs	(504)	(552)
Acquisitions	3	0
Reclassified to assets held for sale	(4)	0
Discontinued operations	0	(2)
Ending balance	$ 894	$ 764
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	84 months